Trade Receivables and Other Account Receivables	12 Months Ended
Dec. 31, 2023
Trade receivables and other account receivables [Abstract]
Trade Receivables and Other Account Receivables

Note 8. Trade receivables and other account receivables

The balance of trade receivables and other account receivables is shown below:

	As at December 31,
	2023	2022
Trade receivables (Note 8.1.)	466,087	506,342
Other account receivables (Note 8.2.)	251,182	323,534
Total trade receivables and other account receivables	717,269	829,876
Current	704,931	779,355
Non-Current	12,338	50,521

Note 8.1. Trade receivables

The balance of trade receivables is shown below:

	As at December 31,
	2023	2022
Trade accounts	391,552	385,766
Rentals and dealers	41,122	64,260
Sale of real-estate project inventories (1)	39,277	66,831
Employee funds and lending	3,799	12,367
Allowance for expected credit loss	(9,663)	(22,882)
Trade receivables	466,087	506,342

An analysis is performed at each reporting date to estimate expected credit losses. The allowance rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e., product type and customer rating). The calculation reflects the probability-weighted outcome and reasonable and supportable information that is available at the reporting date about past events and current conditions. Generally, trade receivables and other accounts receivables are written-off if past due for more than one year.

The allowance for expected credit loss is recognized as expense in profit or loss. During the annual period ended December 31, 2023, the net effect of the allowance for expected credit loss on the statement of profit or loss represents expense of $5,377 ($4,709 - expense for the period ended December 31, 2022, and $8,027 - expense for the period ended December 31, 2021).

The movement in the allowance for expected credit losses during the periods was as follows:

Balance at December 31, 2020	27,560
Additions	39,615
Reversal of allowance for expected credit losses (Note 31)	(31,588)
Write-off of receivables	(10,049)
Effect of exchange difference from translation into reporting currency	(270)
Balance at December 31, 2021	25,268
Additions	30,802
Reversal of allowance for expected credit losses (Note 31)	(26,093)
Write-off of receivables	(4,976)
Effect of exchange difference from translation into reporting currency	(2,119)
Balance at December 31, 2022	22,882
Additions	23,387
Reversal of allowance for expected credit losses (Note 31)	(18,010)
Write-off of receivables	(12,333)
Effect of exchange difference from translation into presentation currency	(6,263)
Balance at December 31, 2023	9,663

Note 8.2. Other receivables

	As at December 31,
	2023	2022
Business agreements	123,932	57,989
Recoverable taxes	51,340	106,631
Loans or advances to employees	33,142	84,885
Money remittances	18,892	16,347
Long-term receivable	3,598	2,895
Maintenance fees	2,649	4,074
Money transfer services	653	20,370
Sale of fixed assets, intangible assets and other assets	141	6,278
Other	16,835	24,065
Total other account receivables	251,182	323,534

Trade receivables and other receivables by age

The detail by age of trade receivables and other receivables, without considering allowance for expected credit losses, is shown below:

Period	Total	Less than 30 days	From 31 to 60 days	From 61 to 90 days	More than 90 days
December 31, 2023	726,932	686,325	7,665	2,138	30,804
December 31, 2022	852,758	740,340	13,667	5,778	92,973